Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Loss per Share
Basic and Diluted Net Loss per Share

18.  Basic and Diluted Net Loss per Share

Basic and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings (loss) per share for each of the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Basic and diluted net loss per share calculation
Numerator:
Net loss attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(175,424)	(146,175)	(60,315)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	489,149,533	553,527,529	555,466,061
Net loss per share attributable to ordinary shareholders:
Basic	(0.36)	(0.26)	(0.11)
Diluted	(0.36)	(0.26)	(0.11)

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2021	2022	2023
Share option and RSU-weighted shares	61,989,697	65,349,350	64,211,569